Leases (Tables)	12 Months Ended
Mar. 31, 2022
Leases Table [Abstract]
Schedule of lease expense
March 31, 2022
Operating lease cost	$134,137

Weighted Average Remaining Lease Term (Months)
Operating leases	10

Weighted Average Discount Rate
Operating leases	4.75%

Schedule of Maturities of lease liabilities
Twelve months ending March 31,
2023	$138,746
2024	6,578
Total Lease Payments	145,324
Less Imputed Interest	(2,794)
Total	$142,530